Performance B.5. Other non-operating (expenses) income, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Change in fair value of derivatives	$ 9	$ 4	$ 12
Change in value of call option asset and put option liability	0	(2)	(1)
Exchange gains (losses), net	(43)	31	(84)
Other and litigation costs	(85)	3	1
Total other non-operating (expenses) income, net	(119)	36	(78)
Equity investment in Jumia
Disclosure of fair value measurement of assets [line items]
Change in fair value in investment	$ 0	$ 0	$ (6)